Short-Term Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
At period end	$ 48,628	$ 45,658
Average for the year	39,326	28,459
Maximum month-end balance	$ 51,956	$ 45,658
Rate At period end	0.23%	0.28%
Rate Average for the year	0.27%	0.40%